Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
REVENUES
Product sales	$ 2,868.8	$ 2,906.3		$ 3,530.6
COSTS AND EXPENSES
Production costs (exclusive of depreciation and amortization)	1,808.1	1,819.9		1,862.6
Depreciation and amortization	677.3	568.5		425.8
Corporate expenditure	27.3	39.4		38.2
Employee termination costs	42.2	35.5		6.1
Exploration expenditure	36.2	77.9		135.3
Feasibility and evaluation costs		68.0		103.5
Loss/(profit) on disposal of property, plant and equipment	1.3	(10.2)		(0.2)
Asset impairments and write-offs	14.0	215.3		41.6
Royalties	86.1	90.5		116.8
Accretion expense on provision for environmental rehabilitation	15.4	10.4		13.9
Costs and expenses, Total	2,707.9	2,915.2		2,743.6
OTHER (EXPENSES)/INCOME
Interest and dividends	4.2	8.5		16.3
Finance expense	(80.8)	(72.4)		(55.6)
Loss on financial instruments	(11.5)	(0.3)		(0.4)
Foreign exchange gains/(losses)	8.4	7.3		(13.8)
Profit on disposal of investments and subsidiaries	78.0	17.8		27.6
Impairment of investments	(6.8)	(10.3)		(10.5)
Other expenses	(44.2)	(104.2)		(37.9)
Nonoperating income (expense), Total	(52.7)	(153.6)		(74.3)
INCOME/(LOSS) BEFORE TAX, IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEE, SHARE OF EQUITY INVESTEES' LOSSES AND DISCONTINUED OPERATIONS	108.2	(162.5)		712.7
Income and mining tax expense	(121.6)	(105.7)		(359.4)
(LOSS)/INCOME BEFORE IMPAIRMENT OF INVESTMENT IN EQUITY INVESTEE, SHARE OF EQUITY INVESTEES' LOSSES AND DISCONTINUED OPERATIONS	(13.4)	(268.2)		353.3
Impairment of investment in equity investee	(7.4)	0		0
Share of equity investees' losses, net of tax	(4.4)	(18.4)		(63.1)
(Loss)/income from continuing operations	(25.2)	(286.6)		290.2
Income from discontinued operations, net of tax		20.5		362.3
Net (loss)/income	(25.2)	(266.1)		652.5
Net income/(loss) attributable to noncontrolling interests	2.0	(18.2)		(1.8)
- Continuing operations	2.0	(18.2)		(1.9)
- Discontinued operations				0.1
Net (loss)/income attributable to Gold Fields shareholders	(27.2)	(247.9)		654.3
- Continuing operations	(27.2)	(268.4)		292.1
- Discontinued operations	$ 0	$ 20.5	[1],[2]	$ 362.2	[1],[2]
BASIC (LOSS)/EARNINGS PER SHARE
- Continuing operations	$ (0.04)	$ (0.36)		$ 0.40
- Discontinued operations		$ 0.03	[1]	$ 0.50	[1]
DILUTED (LOSS)/EARNINGS PER SHARE
- Continuing operations	$ (0.04)	$ (0.36)		$ 0.40
- Discontinued operations		$ 0.03	[2]	$ 0.50	[2]
WEIGHTED AVERAGE NUMBER OF SHARES USED IN THE - COMPUTATION OF BASIC (LOSS)/EARNINGS PER SHARE
- Continuing operations	769,141,871	742,606,726		727,459,457
- Discontinued operations	769,141,871	742,606,726		727,459,457
- COMPUTATION OF DILUTED (LOSS)/EARNINGS PER SHARE
- Continuing operations	769,141,871	742,606,726		730,723,950
- Discontinued operations	769,141,871	742,606,726		730,723,950
DIVIDEND PER SHARE	$ 0.04	$ 0.08		$ 0.50

[1]	Basic earnings per share from discontinued operations Basic earnings per share is calculated by dividing the profit attributable to ordinary shareholders from discontinued operations of $nil (fiscal 2013: $20.5 million and fiscal 2012: $362.2 million) by the weighted average number of ordinary shares in issue in fiscal 2014 of 769,141,871 (fiscal 2013: 742,606,726 and fiscal 2012: 727,459,457).
[2]	Diluted earnings per share from discontinued operations Diluted earnings per share is calculated on the basis of profit attributable to ordinary shareholders from discontinued operations of $nil (fiscal 2013: $20.5 million and fiscal 2012: $362.2 million) and 769,141,871 shares, being the diluted number of ordinary shares in issue in fiscal 2014 (fiscal 2013: 742,606,726 and fiscal 2012: 730,723,950).